Weighted Average Useful Life for Each Component of Contract Acquisition Costs (Detail) (Contract Acquisition Costs)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	11 years
Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	12 years 7 months 6 days
Conversion costs
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	9 years 4 months 24 days